Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions
24.	Related party transactions

The table below sets forth the major related parties and their relationships with the Group as at the end of the reporting period:

Name of related parties	Relationship with the Company
Concorde Global I Pte Ltd	Controlled by Mr. Chua Swee Kheng and Lim Ping Ping
iMatrix Global Pte Ltd	Mr. Chua Swee Kheng has significant influence over the company
Total Protection Solutions Pte Ltd	Lim Ping Ping is a shareholder of Total Protection Solutions Pte Ltd until November 2023
Ping Ping, Lim	Non-controlling shareholder and spouse of Mr. Chua Swee Kheng
Swee Kheng Chua	Controlling shareholder and Chief Executive Officer
Jia Wei Chua	Son of Mr. Chua Swee Kheng, keyman to Concorde Security Pte. Ltd.
Concorde International Group Pte Ltd	Subsidiary of Concorde International Group Ltd
Concorde i-FAST USA Inc.	Subsidiary of Concorde International Group Ltd
Concorde Security Pte Ltd	Subsidiary of Concorde International Group Pte Ltd
Concorde Security Sdn Bhd	Subsidiary of Concorde International Group Pte Ltd
Concorde Security Limited	Subsidiary of Concorde International Group Pte Ltd
Concorde Asia Pte Ltd	Subsidiary of Concorde International Group Pte Ltd
Berjaya Academy Pte Ltd	Subsidiary of Concorde International Group Pte Ltd

The principal related party balances and transactions as of and for the years ended December 31, 2024 and 2023 are as follows:

Amount due from related parties:

		December 31, 2024	December 31, 2023
		USD	USD
Total Protection Solutions Pte Ltd	(a)	553,184	753,976
Advance from supplier – Total Protection Solutions Pte Ltd (refer note 8)		323,514	-
Concorde Global I Pte Ltd		-	15,168
Swee Kheng Chua	(b)	4,616	75,838
		881,314	844,982
Included in Trade Receivables:
Concorde Global I Pte Ltd	(c)	10,448	10,779
iMatrix Global Pte Ltd	(c)	6,105	6,297
Total Protection Solutions		4,610	4,757
		21,663	21,833

(a)	On December 31, 2022, the Group formalized an agreement with Total Protection Solutions Pte Ltd loaned USD 651,702. The loan is unsecured, and it bears an interest rate of 5%. The loan was initially due on demand. In the financial year ended December 31, 2023, the Group extended an additional loan of USD 89,575, following the initial formalized agreement. This loan remains unsecured and carries an interest rate of 5%.On February 1, 2024, the Group entered into a repayment agreement with Total Protection Solutions Pte Ltd. Total Protection Solutions Pte Ltd will repay this loan on a monthly basis over a 5 year period commencing March 2024.

(b)	The loan is unsecured, interest free and repayable on demand on the basis that the Group owed to Swee Kheng Chua.

(c)	The balance pertains to payment on behalf and interest charged on the payment on behalf for the prior years. In 2024, 100% ECL has been provided due to uncertainty about the recoverability

Amount due to related parties:

		December 31, 2024	December 31, 2023
		USD	USD
Swee Kheng Chua	(a)	221,556	405,632
Included in Trade Payable	(b)
Total Protection Pte Ltd		-	517,383

(a)	In the financial year ended December 31, 2023, Swee Kheng Chua voluntarily requested a pay cut resulting in payments made to him during the year as a balance owed to the Company. He also received a debt repayment from iMatrix Global Pte Ltd on behalf of the Company, and Ping Ping Lim’s due amount to the Company was reassigned to him. The resulting owed amount to the Company was then used to offset the outstanding debt. The amount due to Swee Kheng Chua represents a short-term non-interest-bearing loan. The loan is unsecured.

(b)

Trade payable arise from the subcontractor services provided to Concorde Security Pte Ltd which are trade in nature. The Company received credit notes from Total Protection Solution Pte Ltd amounting to SGD1,244,122 during the year ended December 31, 2024.

	December 31, 2024	December 31, 2023	December 31, 2022
	USD	USD	USD
Subcontracting costs
Total Protection Solution Pte Ltd	2,667,045	2,504,458	1,668,048
iMatrix Global Pte Ltd	-	16,403	150,305
	2,667,045	2,520,861	1,818,353

Expenses paid on behalf – Chua Swee Kheng	4,695	-	-
Interest income – Total Protection Solution Pte Ltd	33,285	29,853	-
Loan repayment (given), net - Total Protection Solution Pte Ltd	185,407	71,449	(912,089)

iMatrix Global Pte Ltd and Total Protection Solution Pte Ltd provided Subcontracting service to the Concorde Security Pte Ltd.

Key management personnel compensation for the year ended is as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
	USD	USD	USD
Swee Kheng Chua	260,306	70,725	212,047
Sharifah Noriati Binte Said Omar*	62,810	21,983	34,632
Ping Ping Lim**	225,435	88,193	157,119
Terence Wing Khai Yap	264,454	86,098	—
Sze Yin Ong	81,921	52,191	—
Jia Wei Chua***	83,746	-	-
Total compensation	978,672	319,190	403,798

*	Ms. Sharifah Noriati Binte Said Omar serves as a nominee director at Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.

**	Ms. Ping Ping Lim is a senior manager in the Company. She is the spouse of Swee Kheng Chua and an authorizer for several banks, in Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.

***	Mr. Jia Wei Chua, Swee Kheng Chua’s child is the keyman of Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary. He is one of the key management in Conconrde Security Pte Ltd.

Compensation payable to key management personnel comprises of salaries, bonus, allowances and Employer’s contribution to Central Provident Funds. In the financial year 2023, Swee Kheng Chua and Ping Ping Lim both requested for a voluntary pay cut in Concorde Security Pte Ltd.

On March 18, 2024, the Company has further issued 20,788,886 Class B Ordinary Shares with par value of USD 0.00001 per share, to members of the Board, executive officers or their affiliates and existing shareholders. Such Class B Ordinary Shares issued to each of them were fair valued at USD 4 (Refer Note 16 for details).:

Terms and conditions of transactions with related parties

There have been no guarantees provided or received for any related party receivables or payables. For the year ended December 31, 2024, the Group has recorded USD 16,834 (2023 and 2022: USD nil) expected credit loss allowances relating to amounts owed by related parties. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.